Loans Held for Investment	6 Months Ended
Jun. 30, 2024
Loans and Leases Receivable Disclosure [Abstract]
Loans Held for Investment
3.
Loans Held for Investment

The components of loans were as follows at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	(dollars in thousands)
Residential mortgage loans (1-4 family):
Fixed	$97,806	$94,267
Variable	159,513	154,630
Construction	26,298	15,764
Total residential mortgage loans	283,617	264,661
Commercial loans
Real estate	228,458	206,267
SBA Paycheck Protection Program	418	566
Other	80,830	69,053
Total commerical loans	309,706	275,886
Consumer loans:
Home equity	101,554	98,331
Other consumer	29,035	27,740
Total consumer loans	130,589	126,071
Total loans held for investment	723,912	666,618
Less:
Undisbursed portion of mortgage loans	(135)	(118)
Net deferred loan costs (fees)	(910)	(816)
Allowance for credit losses	(5,773)	(6,203)
Total loans held for investment, net	$717,094	$659,481

Accrued interest receivable on loans held for investment totaled $4.0 million and $3.8 million as of June 30, 2024 and December 31, 2023, respectively, and was reported in accrued interest receivable on the balance sheets.

The Bank has an established methodology of the Allowance for Credit Losses (“ACL”) that assesses the risks and losses inherent in the Bank’s loan portfolio. For purposes of determining the ACL, the Bank segments certain loans in its portfolio by product type. The Bank’s loans are segmented into the following pools: residential mortgage loans, commercial real estate loans, other commercial loans, home equity, and consumer loans. The Bank also sub-segments these segments into classes based on the associated risks within those segments. Residential mortgage loans are divided into the following classes: fixed, variable and construction. Each class of loans requires significant judgment to determine the estimation method that fits the credit risk characteristics of its portfolio segment. The Bank uses an internally developed model in this process. Management uses judgment in establishing additional input metrics for the modeling processes.

The model and assumptions the Bank uses to determine the allowance are independently validated and reviewed to ensure that their theoretical foundation, assumptions, data integrity, computational processes, reporting practices and end-user controls are appropriate and properly documented. The following are the factors the Bank uses to determine the ACL for each segment or class of loan.

Residential Mortgage Loans

All of our residential mortgage loans are centrally underwritten. When assessing credit risk, we analyze certain credit factors, such as, payment history, credit utilization and length of credit history. All of our residential mortgage loans are secured by real estate; therefore, we evaluate and estimate the current market value of the collateral property. Common risk factors that are not specific to individual loan transactions include economic conditions within our markets, including unemployment rates and potential changes in real estate collateral values due to market conditions. Personal events, disability, death or change in marital status of the borrower also increase risk in residential mortgage lending.

Residential Mortgage Loans (Fixed and Variable)

Characteristically, residential mortgage loans are secured by 1 – 4 family residential properties and residential lots. Declines in market value can result in residential mortgages with outstanding balances in excess of the collateral value of the property securing the loan.

Residential Construction Loans

Residential construction loans can experience delays in construction and cost overruns that can exceed the borrower’s financial ability to complete the construction project, which could result in unmarketable collateral.

Commercial Loans

All of our commercial loans are centrally underwritten. When assessing credit risk, we analyze the borrower’s ability to generate adequate cash flow to service the debt in accordance with the terms and conditions of the loan agreement. Usually, our commercial loans are secured by collateral and we assess the current value of the collateral. Additionally, the Bank evaluates and assesses the financial strength and liquidity of the borrower’s principals because the Bank generally requires the personal guarantees of the borrower’s principals. Common risk factors that are not specific to individual loan transactions include economic conditions within our markets, including unemployment rates and potential changes in collateral values due to market conditions.

Commercial Real Estate

Commercial mortgage, commercial construction and land development loans are dependent upon the supply and demand for commercial real estate in the markets we serve as well as the demand for newly constructed residential homes and lots. A decrease in demand could result in decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for our borrowers. Loans secured by non-residential properties and multifamily housing are dependent upon the ability of the property to produce cash flow sufficient to cover debt service and other operating expenses. These property types are susceptible to weak economic conditions which can result in high vacancy rates.

SBA Paycheck Protection Program

During the year ended December 31, 2020, the Bank added a new loan category for Paycheck Protection Program (“PPP”) loans originated. These loans are 100% backed by the Small Business Administration (“SBA”) to help businesses keep their workforces employed during the Coronavirus pandemic.

Other Commercial Loans

The repayment of commercial loans not secured by real estate is primarily dependent upon the ability of our borrowers to produce cash flows consistent with our original projections analyzed during the credit underwriting process. While our loans our generally secured by collateral with limitations on maximum loan to value ratios, there is a risk that liquidation of the collateral will not fully satisfy the loan balance.

Consumer Loans

All of the Bank’s consumer loans are centrally underwritten. When assessing credit risk, we analyze certain credit factors, such as, payment history, credit utilization and length of credit history. Since a large percentage of consumer loans are secured, management evaluates the likely market value of the collateral. Common risk factors that are not specific to individual loan transactions include economic conditions within our markets. Personal events, disability, death or change in marital status of the borrower also increase risk in consumer lending.

Home Equity Loans

Home equity and home equity lines of credit loans are secured by first or junior liens on residential real estate making such loans susceptible to deterioration in residential real estate values. Additional risks include lien perfection deficiencies and the inherent risk that the borrower may draw on the lines in excess of their collateral value, particularly in a deteriorating real estate market.

Other Consumer Loans

Consumer loans include loans secured by personal property, such as automobiles, mobile homes and other title vehicles, such as boats and motorcycles. Consumer loans also include unsecured loans. The value of the underlying collateral for this loan category is especially volatile due to the potential rapid decline in values.

Credit Quality Indicators

Loans are categorized into risk categories based on relevant information about the ability of our borrowers to service their debt obligations. The relevant information includes current financial information, historical payment history, credit documentation, public information and current economic trends, among other factors. The Bank uses a risk grading matrix to assign risk grades to each of our commercial loans and a portion of our other loans. Loans are graded on a scale of 1 to 10. A description of the general characteristics of the ten grades is as follows:

Grade 1	Substantially Risk Free. Fully secured by own-Bank deposits.

Grade 2

Minimal. Minimal degree of risk in both short term and long term. No noted credit, collateral or technical deficiencies. Exemplary and established history with the Bank and elsewhere. Exceptional financial strength and generally in the upper quartile of peer comparisons. Loans secured by properly margined and monitored marketable securities may also be in this category.

Grade 3

Moderate. Only moderate risk apparent in both short term and long term. Financial characteristics of borrower are strong. Demonstrated ability to generate sufficient cash flow to meet debt service requirements including 3-5 years of generating increasing or consistently strong levels of cashflow, the capital structure is strong with only moderate leverage, trends are favorable, and comparison to peer is positive. Credit reflects strong collateral values with proper margins, and/or is supported by strong guarantees.

Grade 4

Acceptable. Acceptable level of risk in both short term and long term. Borrower generates sufficient cash flow to meet debt service requirements with a comfortable margin and debt is adequately secured with appropriate collateral margins and supported by guarantees. Leverage, liquidity, margins, etc. are comparable to peer, but may not be as strong as borrowers risk rated 3.

Grade 5

Acceptable with Care. Risk is still considered acceptable, cash flow coverage of debt service requirements is adequate, but there are certain negative factors that could increase long term risk. Some common characteristics of these credits include: structure at variance with policy, LTV’s in excess of prescribed levels, trends negative but not materially adverse, leverage in excess of peer, etc.

Grade 6

Watch. Only marginally acceptable financial profiles, and financial trends are less favorable than prior periods. Short term risk may be acceptable, but negative factors could develop to make long term risk unacceptable. Weaknesses may include: outdated financials, inconsistent financial performance, strained liquidity, and adverse financial trends.

Grade 7

Special Mention. Increased level of risk (and, therefore, additional scrutiny) due to some weakening trend, poor performance, a particular circumstance or some other noted deficiency. Generally, repayment according to plan is still anticipated.

Grade 8

Substandard. Identified crucial weakness with associated loss potential. Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. An assessment under ASC 310 must be performed on credits identified for individual evaluation graded Substandard.

Grade 9

Doubtful. Full repayment or liquidation is highly questionable or improbable. Loans classified Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently know facts, conditions and values, highly questionable and improbable. An assessment under ASC 310 must be performed on credits identified for individual evaluation graded Doubtful.

Grade 10

Loss. All outstanding principal and accrued interest is deemed uncollectible and is to be charged off promptly. Loans classified Loss are considered uncollectible and of such little value that their continuance as Bankable assets is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. Loans classified Loss requires a 100% specific reserve.

Loans with a risk rating of 1 through 6 are classified as “Pass” rated credits in the following tables. Nonrated loans are also classified as “Pass.” The following table presents the Bank's recorded investment in loans by credit quality indicators by year of origin as of June 30, 2024.

	Term Loans
1-4 Family Residential	2024	2023	2022	2021	2020	Prior	Revolving Lines	Total
Pass	$10,341	$60,184	$71,165	$33,027	$22,695	$51,255	$—	$248,667
Special Mention	—	—	259	—	—	63	—	322
Substandard	—	2,545	2,352	1,062	140	2,231	—	8,330
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$10,341	$62,729	$73,776	$34,089	$22,835	$53,549	$—	$257,319

Residential Construction	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$8,203	$17,892	$203	$—	$—	$—	$—	$26,298
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$8,203	$17,892	$203	$—	$—	$—	$—	$26,298

Commercial Real Estate	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$27,104	$45,840	$40,024	$11,534	$20,532	$69,726	$11,495	$226,255
Special Mention	—	—	1,264	—	—	791	—	2,055
Substandard	—	—	—	—	—	148	—	148
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$27,104	$45,840	$41,288	$11,534	$20,532	$70,665	$11,495	$228,458

Commercial	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$27,745	$4,370	$8,085	$8,934	$5,090	$4,707	$16,897	$75,828
Special Mention	—	—	330	55	139	1,477	690	2,691
Substandard	—	428	10	296	842	449	577	2,602
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	21	—	—	106	127
Total	$27,745	$4,798	$8,425	$9,306	$6,071	$6,633	$18,270	$81,248

Home Equity	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$2,135	$7,994	$1,765	$82	$67	$1,147	$86,692	$99,882
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	52	—	—	3	1,617	1,672
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,135	$7,994	$1,817	$82	$67	$1,150	$88,309	$101,554

Other Consumer	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$8,956	$11,636	$4,413	$1,714	$737	$227	$1,018	$28,701
Special Mention	193	26	—	—	—	—	—	219
Substandard	40	39	26	—	—	1	—	106
Doubtful	9	—	—	—	—	—	—	9
Loss	—	—	—	—	—	—	—	—
Total	$9,198	$11,701	$4,439	$1,714	$737	$228	$1,018	$29,035

All Loans	2024	2023	2022	2021	2020	Prior	Revolving	Total
Pass	$84,484	$147,916	$125,655	$55,291	$49,121	$127,062	$116,102	$705,631
Special Mention	193	26	1,853	55	139	2,331	690	5,287
Substandard	40	3,012	2,440	1,358	982	2,832	2,194	12,858
Doubtful	9	-	-	-	-	-	-	9
Loss	—	—	—	21	—	—	106	127
Total Loans	$84,726	$150,954	$129,948	$56,725	$50,242	$132,225	$119,092	$723,912

Loans with a risk rating of 1 through 6 are classified as “Pass” rated credits in the following tables. Nonrated loans are also classified as “Pass.” The following table presents the Bank's recorded investment in loans by credit quality indicators by year of origin as of December 31, 2023.

	Term Loans
1-4 Family Residential	2023	2022	2021	2020	2019	Prior	Revolving Lines	Total
Pass	$58,213	$71,746	$35,005	$22,795	$6,493	$47,727	$291	$242,270
Special Mention	—	261	—	—	—	95	—	356
Substandard	808	1,767	653	328	124	2,591	—	6,271
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$59,021	$73,774	$35,658	$23,123	$6,617	$50,413	$291	$248,897

Residential Construction	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$14,585	$1,179	$—	$—	$—	$—	$—	$15,764
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$14,585	$1,179	$—	$—	$—	$—	$—	$15,764

Commercial Real Estate	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$42,867	$43,365	$11,703	$17,491	$14,490	$52,597	$12,537	$195,050
Special Mention	—	—	—	—	—	9,394	—	9,394
Substandard	—	—	—	1,823	—	—	—	1,823
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$42,867	$43,365	$11,703	$19,314	$14,490	$61,991	$12,537	$206,267

Commercial	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$9,265	$2,120	$5,936	$4,457	$769	$1,292	$41,555	$65,394
Special Mention	—	—	—	286	208	—	1,281	1,775
Substandard	69	326	—	129	80	—	1,405	2,009
Doubtful	—	—	—	—	—	—	18	18
Loss	—	97	25	—	—	146	155	423
Total	$9,334	$2,543	$5,961	$4,872	$1,057	$1,438	$44,414	$69,619

Home Equity	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$10,399	$6,726	$6,218	$4,119	$1,861	$5,118	$62,361	$96,802
Special Mention	—	—	—	—	—	—	66	66
Substandard	—	680	—	—	175	130	441	1,426
Doubtful	—	—	—	—	—	—	33	33
Loss	—	—	—	—	—	—	4	4
Total	$10,399	$7,406	$6,218	$4,119	$2,036	$5,248	$62,905	$98,331

Other Consumer	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$8,334	$1,557	$1,144	$227	$166	$56	$16,209	$27,693
Special Mention	27	—	—	—	—	—	—	27
Substandard	13	—	—	—	—	—	7	20
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$8,374	$1,557	$1,144	$227	$166	$56	$16,216	$27,740

All Loans	2023	2022	2021	2020	2019	Prior	Revolving	Total
Pass	$143,663	$126,693	$60,006	$49,089	$23,779	$106,790	$132,953	$642,973
Special Mention	27	261	-	286	208	9,489	1,347	11,618
Substandard	890	2,773	653	2,280	379	2,721	1,853	11,549
Doubtful	-	-	-	-	-	-	51	51
Loss	—	97	25	—	—	146	159	427
Total Loans	$144,580	$129,824	$60,684	$51,655	$24,366	$119,146	$136,363	$666,618

Allowance for Credit Losses and Recorded Investment in Loans Receivable

The following table outlines the changes in the allowance for credit losses by category, the allowance for loans individually and collectively evaluated, and the balances of loans individually and collectively evaluated, for the six months ended June 30, 2024:

	1-4 Family		Commercial	Other	Home	Other
	Residential	Construction	Real Estate	Commercial	Equity	Consumer	Total
			(dollars in thousands)
Allowance
Beginning balance, January 1, 2024	$1,210	$1	$2,218	$1,586	$536	$652	$6,203
Charge-offs	(37)	—	—	(921)	—	(142)	(1,100)
Recoveries	6	2	—	123	—	19	150
Provision for Credit Loss	103	27	61	164	94	71	520
Reallocations	—	—	—	—	—	—	—
Balance at end of period	$1,282	$30	$2,279	$952	$630	$600	$5,773

Ending allowance balance for loans individually evaluated	$455	$—	$148	$327	$33	$46	$1,009

Ending allowance balance for loans collectively evaluated	$827	$30	$2,131	$625	$597	$554	$4,764

Loans Receivable
Total period-end balance	$257,319	$26,298	$228,458	$81,248	$101,554	$29,035	$723,912

Balance of loans individually evaluated	$7,668	$—	$148	$965	$941	$56	$9,778

Balance of loans collectively evaluated	$249,651	$26,298	$228,310	$80,283	$100,613	$28,979	$714,134

The following table outlines the changes in the allowance for credit losses by category, the allowance for loans individually and collectively evaluated, and the balances of loans individually and collectively evaluated, for the twelve months ended December 31, 2023:

	1-4 Family		Commercial	Other	Home	Other
	Residential	Construction	Real Estate	Commercial	Equity	Consumer	Total
			(dollars in thousands)
Allowance
Beginning balance, January 1, 2023	$839	$3	$880	$4,303	$385	$888	$7,298
Charge-offs	(5)	—	—	(1,277)	(47)	(478)	(1,807)
Recoveries	—	—	3	30	—	30	63
Provision for Credit Loss	—	—	—	649	—	—	649
Reallocations	376	(2)	1,335	(2,119)	198	212	—
Balance at end of year	$1,210	$1	$2,218	$1,586	$536	$652	$6,203

Ending allowance balance for loans individually evaluated	$361	$—	$—	$492	$—	$58	$911

Ending allowance balance for loans collectively evaluated	$849	$1	$2,218	$1,094	$536	$594	$5,292

Loans Receivable
Total period-end balance	$248,897	$15,764	$206,267	$69,619	$98,331	$27,740	$666,618

Balance of loans individually evaluated	$6,173	$—	$—	$1,795	$723	$109	$8,800

Balance of loans collectively evaluated	$242,724	$15,764	$206,267	$67,824	$97,608	$27,631	$657,818

The Bank had $9.8 million and $7.7 million of non-accruing loans as of June 30, 2024 and December 31, 2023, respectively. Management determined that a specific reserve of approximately $1.0 million and $0.9 million was necessary as of June 30, 2024 and December 31, 2023, respectively. The amount of interest income that would have been recorded in 2024 and 2023 is not significant.

The following tables present a summary by loan class of past due and non-accrual loans as of June 30, 2024 and December 31, 2023 (dollars in thousands):

			Greater Than				Past Due>
	30-59 Days	60-89 Days	90 Days	Total		Total	90 Days and
	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
June 30, 2024
1-4 family residential	$4,245	$1,378	$4,255	$9,878	$247,441	$257,319	$—
Construction	643	—	—	643	25,655	26,298	—
Commercial real estate	—	—	148	148	228,310	228,458	—
SBA Paycheck Protection Program	—	—	—	—	418	418
Other commercial	179	149	745	1,073	79,757	80,830	—
Home equity	1,356	425	357	2,138	99,416	101,554	—
Other consumer	196	22	47	265	28,770	29,035	—
Total	$6,619	$1,974	$5,552	$14,145	$709,767	$723,912	$—

	June 30, 2024
	Nonaccrual Loans with	Nonaccrual Loans	Total Nonaccrual
	No Allowance	with an Allowance	Loans
1-4 family residential	$3,812	$3,856	$7,668
Construction	—	—	—
Commercial real estate	—	148	148
SBA Paycheck Protection Program	—	—	—
Other commercial	462	503	965
Home equity	891	50	941
Other consumer	2	54	56
Total	$5,167	$4,611	$9,778

			Greater Than				Past Due>
	30-59 Days	60-89 Days	90 Days	Total		Total	90 Days and
	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
December 31, 2023
1-4 family residential	$1,820	$1,126	$2,858	$5,804	$243,093	$248,897	$—
Construction	—	—	—	—	15,764	15,764	—
Commercial real estate	—	—	—	—	206,267	206,267	—
SBA Paycheck Protection Program	41	—	—	41	525	566
Other commercial	648	79	1,007	1,734	67,319	69,053	—
Home equity	1,135	593	396	2,124	96,207	98,331	—
Other consumer	273	171	5	449	27,291	27,740	—
Total	$3,917	$1,969	$4,266	$10,152	$656,466	$666,618	$—

	December 31, 2023
	Nonaccrual Loans with	Nonaccrual Loans	Total Nonaccrual
	No Allowance	with an Allowance	Loans
1-4 family residential	$2,226	$3,108	$5,334
Construction	—	—	—
Commercial real estate	426	—	426
SBA Paycheck Protection Program	—	—	—
Other commercial	422	892	1,314
Home equity	561	—	561
Other consumer	9	21	30
Total	$3,644	$4,021	$7,665

There were no modifications made to borrowers experiencing financial difficulty in the six months ending June 30, 2024 and June 30, 2023. At June 30, 2024, there were 9 loans totaling $811 thousand with active short-term payment deferrals of principal, interest or both. At December 31, 2023, there were 10 loans totaling $858 thousand with active short-term payment deferrals of principal, interest or both.